Acquisition of control of the AGM (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [Abstract]
Disclosure of detailed information about consideration transferred [Table Text Block]
Fair value
$
Cash	65,000
Common shares (1)	32,490
Deferred consideration(2)	47,628
Contingent consideration(3)	13,337
Nkran royalty(4)	3,030
Fair value of consideration paid for 45% interest in AGM	161,485
Fair value of Galiano's previously held 45% interest	136,485
Fair value of consideration	297,970

Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [text block]
Fair value
$
Assets acquired
Cash and cash equivalents	112,502
Accounts receivable	102
Inventories	41,158
Value added tax receivables	7,885
Prepaid expenses and other	5,509
Reclamation deposits	5,308
Mineral properties, plant and equipment	244,584
Liabilities assumed
Accounts payable and accrued liabilities	(44,475)
Lease liabilities	(19,176)
Asset retirement provisions	(53,537)
Net assets acquired	299,860
Non‐controlling interest	(1,890)
Net assets attributable to Galiano	297,970